Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
9	CASH AND CASH EQUIVALENTS
At December 31 this account comprises:

	2018	2019
Cash on hand	1,377	1,323
Remittances in-transit	3,566	5,664
Bank accounts	313,253	223,378
Escrow account (a)	334,579	552,439
Time deposits (b)	148,365	166,174

	801,140	948,978

(a)
The Group maintains trust accounts in local and foreign banks that includes reserve funds for bond payments issued by the subsidiaries GyM Ferrovias S.A. and Norvial S.A. for the year 2019 S/181 million and S/18 million, respectively (for the year 2018 S/133 million and S/13 million, respectively), as shown in the following detail:

	2018	2019
Reserve funds issued bonds	146,590	199,192
Real estate projects	38,961	31,794
Engineering and construction projects Colombia	39,084	44,457
Engineering and construction projects Peru	47,538	192,069
Infrastructure projects	62,406	84,927

	334,579	552,439

(b)	Time deposits have maturities less than 90 days and may be renewed upon maturity. These deposits earn interest that fluctuates between 1.15% and 2.85%.

	Financial entities	Interest rate	2018	2019
GyM Ferrovias S.A.	Banco de Credito del Peru	2.70%	32,000	32,300
GyM Ferrovias S.A.	Banco Continental	1.15%	—	69,531
GyM S.A.	Banco de Credito del Peru	2.40%	1,906	28,213
Survial S.A.	Banco de Credito del Peru	2.85%	—	15,400
GMI S.A.	Banco de Credito del Peru	2.52%	—	9,993
Graña y Montero S.A.A.	Banco de Credito del Peru	2.40%	110,281	5,312
Norvial S.A.	Banco de Credito del Peru	2.85%	—	4,763
Concesion Canchaque S.A.C.	Banco de Credito del Peru	2.85%	—	662
Concesionaria la Chira S.A.	Banco de Credito del Peru	2.50%	4,170	—
GMP S.A.	Banco de Credito del Peru	2.50%	7	—
Viva GyM S.A.	Banco de Credito del Peru	2.50%	1	—

			148,365	166,174

The above figures are reconciled with the amount of cash shown in the consolidated statement of cash flows at the end of the year as follows:

	2017	2018	2019
Cash and cash equivalent on consolidated statement of financial position	626,180	801,140	948,978
Bank overdrafts (Note 18)	(120)	(119)	—

Balances per consolidated statement of cash flows	626,060	801,021	948,978